PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
The Company’s property, plant and equipment consisted of the following classes of assets as of December 31, 2017 and 2016, respectively.

(In thousands)	December 31,	December 31,
	2017	2016
Land, buildings and improvements	$145,763	$152,775
Structures	2,864,442	2,684,673
Furniture and other equipment	179,215	148,516
Construction in progress	55,753	58,585
	3,245,173	3,044,549
Less: accumulated depreciation	1,850,144	1,631,716
Property, plant and equipment, net	$1,395,029	$1,412,833

Schedule of Gross Carrying Amount and Accumulated Amortization of Other Intangible Assets
The following table presents the gross carrying amount and accumulated amortization for each major class of other intangible assets as of December 31, 2017 and 2016, respectively:

(In thousands)	December 31, 2017		December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor contractual rights	$548,918	$(440,284)	$563,863	$(426,752)
Permanent easements	162,920	—	159,782	—
Other	4,626	(2,318)	4,536	(1,812)
Total	$716,464	$(442,602)	$728,181	$(428,564)

Schedule of Estimated Amortization Expense
The following table presents the Company’s estimate of amortization expense for each of the five succeeding fiscal years for definite-lived intangible assets:

(In thousands)
2018	$21,787
2019	14,165
2020	11,974
2021	11,864
2022	10,325

Schedule of Changes in Carrying Amount of Goodwill
The following table presents the changes in the carrying amount of goodwill in each of the Company’s reportable segments:

(In thousands)	Americas	International	Consolidated
Balance as of December 31, 2015	$522,749	$235,826	$758,575
Impairment	—	(7,274)	(7,274)
Dispositions	(6,934)	(30,718)	(37,652)
Foreign currency	—	(7,049)	(7,049)
Assets held for sale	(10,337)	—	(10,337)
Balance as of December 31, 2016	$505,478	$190,785	$696,263
Impairment	—	(1,591)	(1,591)
Acquisitions	2,252	—	2,252
Dispositions	—	(1,817)	(1,817)
Foreign currency	—	18,847	18,847
Assets held for sale	89	—	89
Balance as of December 31, 2017	$507,819	$206,224	$714,043